Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	3.95980%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,764,576.55

Principal:
Principal Collections	$24,678,746.20
Prepayments in Full	$14,968,154.93
Liquidation Proceeds	$464,776.56
Recoveries	$80,378.77
Sub Total	$40,192,056.46
Collections	$43,956,633.01

Purchase Amounts:
Purchase Amounts Related to Principal	$165,957.63
Purchase Amounts Related to Interest	$1,426.23
Sub Total	$167,383.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,124,016.87

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,124,016.87
Servicing Fee	$771,662.99	$771,662.99	$0.00	$0.00	$43,352,353.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,352,353.88
Interest - Class A-2a Notes	$368,126.30	$368,126.30	$0.00	$0.00	$42,984,227.58
Interest - Class A-2b Notes	$97,346.47	$97,346.47	$0.00	$0.00	$42,886,881.11
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$40,840,041.11
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$40,434,621.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,434,621.11
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$40,241,983.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,241,983.11
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$40,241,983.11
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,241,983.11
Regular Principal Payment	$38,467,045.58	$38,467,045.58	$0.00	$0.00	$1,774,937.53
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,774,937.53
Residual Released to Depositor	$0.00	$1,774,937.53	$0.00	$0.00	$0.00
Total		$44,124,016.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$38,467,045.58
Total					$38,467,045.58

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$29,442,307.04	$72.20	$368,126.30	$0.90	$29,810,433.34	$73.10
Class A-2b Notes	$9,024,738.54	$72.20	$97,346.47	$0.78	$9,122,085.01	$72.98
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$38,467,045.58	$24.36	$3,110,370.77	$1.97	$41,577,416.35	$26.33

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$96,242,169.87	0.2360034	$66,799,862.83	0.1638055
Class A-2b Notes	$29,500,419.89	0.2360034	$20,475,681.35	0.1638055
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$841,882,589.76	0.5331948	$803,415,544.18	0.5088322

Pool Information
Weighted Average APR	4.889%	4.890%
Weighted Average Remaining Term	43.71	42.91
Number of Receivables Outstanding	30,598	29,823
Pool Balance	$925,995,585.35	$885,112,059.44
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$873,461,538.32	$834,994,492.74
Pool Factor	0.5500847	0.5257979

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$50,117,566.70
Targeted Overcollateralization Amount	$81,696,515.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$81,696,515.26

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$605,890.59
(Recoveries)		45	$80,378.77
Net Loss for Current Collection Period			$525,511.82
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6810%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2956%
Second Prior Collection Period			0.7266%
Prior Collection Period			0.6315%
Current Collection Period			0.6964%
Four Month Average (Current and Prior Three Collection Periods)			0.5875%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,253	$9,119,744.30
(Cumulative Recoveries)			$939,463.64
Cumulative Net Loss for All Collection Periods			$8,180,280.66
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4859%

Average Realized Loss for Receivables that have experienced a Realized Loss			$7,278.33
Average Net Loss for Receivables that have experienced a Realized Loss			$6,528.56

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.93%	201	$8,232,242.74
61-90 Days Delinquent	0.17%	40	$1,527,746.68
91-120 Days Delinquent	0.04%	7	$332,775.95
Over 120 Days Delinquent	0.06%	14	$507,924.54
Total Delinquent Receivables	1.20%	262	$10,600,689.91

Repossession Inventory:
Repossessed in the Current Collection Period		14	$606,891.30
Total Repossessed Inventory		29	$1,311,401.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1814%
Prior Collection Period			0.1863%
Current Collection Period			0.2045%
Three Month Average			0.1907%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2676%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	18

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	89	$3,491,266.90
2 Months Extended	107	$4,164,230.47
3+ Months Extended	23	$936,063.58

Total Receivables Extended	219	$8,591,560.95

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer